Supplementary Cash Flow Information (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Change in working capital
Accounts receivable and other current assets	$ 128	$ 208	$ 63	$ 489
Prepaid expenses	(27)	(19)	(29)	(19)
Inventories	(44)	(29)	(14)	62
Regulatory assets - current portion	42	164	134	160
Accounts payable and other current liabilities	(160)	(132)	(347)	(537)
Regulatory liabilities - current portion	17	25	18	22
Changes in working capital	(44)	217	(175)	177
Non-cash investing and financing activities
Accrued capital expenditures	469	366	469	366
Common share dividends reinvested	107	102	218	205
Contributions in aid of construction	$ 9	$ 10	$ 9	$ 10